RELATED PARTY TRANSACTIONS (Details) - USD ($)										12 Months Ended
	Feb. 13, 2024	Jan. 31, 2024	Nov. 21, 2023	Oct. 05, 2023	Oct. 04, 2023	Oct. 06, 2022	Nov. 12, 2021	Nov. 08, 2021	Nov. 03, 2021	Dec. 31, 2023	Dec. 31, 2022	May 21, 2025	Aug. 17, 2023	May 05, 2023	Feb. 02, 2023	Oct. 24, 2022	Jun. 07, 2021
RELATED PARTY TRANSACTIONS
Repayment of promissory note - related party										$ 21,066
Advances from related parties										$ 117,871	$ 43,900
Other Liability, Current, Related Party, Type [Extensible Enumeration]										Related party	Related party
Proceeds held in trust account used to repay working capital loans										$ 0
Formation and operational costs										$ 2,593,765	$ 3,594,967
Number of shares per warrant										1
Warrants, exericse price										$ 11.50
Maximum value of shares agreed to be purchased			$ 50,000,000
Period to fulfill shares agreed to be purchased			36 months
Promissory note - M2B
RELATED PARTY TRANSACTIONS
Aggregate principal amount					$ 165,000
Notes payable current										$ 167,958
Interest expense										22,958
Bridge Notes
RELATED PARTY TRANSACTIONS
Interest expense										429,007	$ 125,980
Number Of Warrants Issued											173,913
Number of shares issued											30,000
Additional Bridge Promissory note
RELATED PARTY TRANSACTIONS
Notes payable current										102,726
Interest expense										12,642
Exchange Note
RELATED PARTY TRANSACTIONS
Notes payable current										2,621,558
Sponsor
RELATED PARTY TRANSACTIONS
Advances from related parties										117,871
Formation and operational costs								$ 402,936
Affiliate of the sponsor | Promissory note
RELATED PARTY TRANSACTIONS
Interest rate (in percent)					10.00%
Affiliate of the sponsor | Promissory note - M2B
RELATED PARTY TRANSACTIONS
Purchase price					$ 150,000
Legal fee					5,000
Notes discount					15,000
Offering costs					$ 5,000
Notes payable current										167,958
Interest expense										22,958
Affiliate of the sponsor | Promissory note - M2B | Subsequent Event
RELATED PARTY TRANSACTIONS
Repayment of promissory note - related party		$ 190,750
Promissory Note with Related Party | SCS Capital Partners LLC | Promissory note
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note													$ 315,000
Promissory Note with Related Party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note																	$ 625,000
Repayment of promissory note - related party							$ 602,720
Aggregate principal amount																$ 350,000
Promissory Note with Related Party | Sponsor | Series A Preferred Stock
RELATED PARTY TRANSACTIONS
Debt Conversion, Original Debt, Amount			$ 350,000
Promissory Note with Related Party | Affiliate of the sponsor | Series A Preferred Stock
RELATED PARTY TRANSACTIONS
Debt Conversion, Original Debt, Amount			765,000
Promissory Note with Related Party | Affiliate of the sponsor | Unsecured promissory note | SCS Capital Partners LLC
RELATED PARTY TRANSACTIONS
Aggregate principal amount															$ 250,000
Promissory Note with Related Party | Affiliate of the sponsor | Promissory note | SCS Capital Partners LLC
RELATED PARTY TRANSACTIONS
Aggregate principal amount													$ 565,000	$ 200,000
Interest rate (in percent)														10.00%
Administrative Services Agreement
RELATED PARTY TRANSACTIONS
Expenses per month									$ 10,000
Due to related parties included in accrued expenses										55,500	$ 10,550
Administrative Services Agreement | Affiliate of the sponsor
RELATED PARTY TRANSACTIONS
Administrative fees expense										120,000	120,000
Working capital loans | Working capital loans | Related party
RELATED PARTY TRANSACTIONS
Advances from related parties										0	$ 0
Bridge Securities Purchase Agreement
RELATED PARTY TRANSACTIONS
Notes discount						$ 443,665
Number of shares issued						30,000
Bridge Securities Purchase Agreement | Bridge Notes
RELATED PARTY TRANSACTIONS
Aggregate principal amount						$ 2,222,222
Interest rate (in percent)						10.00%
Interest expense										429,007
Bridge Securities Purchase Agreement | Bridge Investor | Bridge Notes
RELATED PARTY TRANSACTIONS
Aggregate principal amount				$ 2,222,222
Original issue discount (in percent)				10.00%
Bridge Securities Purchase Agreement | Bridge Warrants
RELATED PARTY TRANSACTIONS
Number Of Warrants Issued						173,913
Number of shares per warrant						1
Warrants, exericse price						$ 11.50
Bridge Securities Purchase Agreement | Bridge Warrants | Bridge Notes
RELATED PARTY TRANSACTIONS
Original issue discount (in percent)						10.00%
Bridge Securities Purchase Agreement | Bridge Warrants | Bridge Investor | Bridge Notes
RELATED PARTY TRANSACTIONS
Number Of Warrants Issued				173,913
Number of shares per warrant				1
Warrants, exericse price				$ 11.50
Number of shares issued				30,000
Bridge Letter Agreement | Bridge Investor | Additional Bridge Promissory note
RELATED PARTY TRANSACTIONS
Aggregate principal amount			$ 166,667
Interest rate (in percent)			8.00%
Interest expense										12,642
Original issue discount (in percent)			10.00%
Aggregate subscription amount			$ 150,000
Notes purchased on the date of signing			111,111
Notes purchased on the later date			$ 55,556
Common shares, par value, (per share)			$ 0.0001
Conversion price			$ 10.00
Bridge Letter Agreement | Bridge Investor | Additional Bridge Promissory note | Subsequent Event
RELATED PARTY TRANSACTIONS
Notes purchased on the date of signing												$ 111,111
Exchange Agreement | Bridge Investor | Bridge Notes | iDoc
RELATED PARTY TRANSACTIONS
Nonexchangeable debt			$ 600,000
Exchange Agreement | Bridge Investor | Bridge Notes | VSee
RELATED PARTY TRANSACTIONS
Nonexchangeable debt			600,000
Exchange Agreement | Bridge Investor | Exchange Note
RELATED PARTY TRANSACTIONS
Aggregate principal amount			$ 2,523,744							$ 2,523,744
Interest rate (in percent)			8.00%							8.00%
Interest expense										$ 22,433
Conversion price			$ 10.00							$ 10
Conversion Securities Purchase Agreement | iDoc
RELATED PARTY TRANSACTIONS
Aggregate principal amount			$ 585,000
Conversion Securities Purchase Agreement | Affiliate of the sponsor | Series A Preferred Stock | iDoc | Whacky
RELATED PARTY TRANSACTIONS
Debt Conversion, Original Debt, Amount			300,000
Conversion Securities Purchase Agreement | Affiliate of the sponsor | Series A Preferred Stock | VSee | Whacky
RELATED PARTY TRANSACTIONS
Debt Conversion, Original Debt, Amount			220,000
Conversion Securities Purchase Agreement | Bridge Investor | Bridge Notes | iDoc | Subsequent Event
RELATED PARTY TRANSACTIONS
Debt Conversion, Original Debt, Amount	$ 600,000
Conversion Securities Purchase Agreement | Bridge Investor | Bridge Notes | VSee | Subsequent Event
RELATED PARTY TRANSACTIONS
Debt Conversion, Original Debt, Amount	$ 600,000
Quantum Purchase Agreement | Quantum Investor
RELATED PARTY TRANSACTIONS
Aggregate principal amount			$ 3,000,000
Original issue discount (in percent)			7.00%